Intangible Assets - Summary of Estimated Amortization Expense of Intangible Assets (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 79.1
2021	70.6
2022	69.7
2023	62.3
2024	24.2
Thereafter	$ 95.2